Amounts receivable (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Aug. 31, 2025
Amounts Receivable
Receivable from precious metal sales	$ 13	$ 20
Sales tax receivable(1)	11,876	7,246
Other	1,747	468
Other receivable	13,636	7,734
Less: Long-term portion	(5,048)	(3,916)
Total amounts receivable	$ 8,588	$ 3,818